Summary of Significant Accounting Policies (Details Narrative)			12 Months Ended
	Dec. 31, 2025 USD ($) shares	Oct. 22, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Segments shares	Dec. 31, 2024 USD ($) shares
Product Information [Line Items]
Number of operating segment | Segments			1
Advertising costs			$ 61,800	$ 126,200
Asset Acquisition, Consideration Transferred, Transaction Cost	$ 1,873,000	$ 1,873,000
Research and development expense			720,000	732,000
Cash and cash equivalents	4,221,000	9,400,000	4,221,000	500,000
Net cash used in operating activities			5,529,000	2,201,000
Accumulated deficit	$ 35,145,000		$ 35,145,000	$ 34,217,000
Cash		$ 14,000,000.0
Treasury stock, shares | shares		438,903		438,903
Treasury stock, value		$ 2,900,000		$ 2,903,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			47.64%	47.64%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			61.60%	61.60%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			42.20%	42.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			23.90%	23.90%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Suppliers [Member]
Product Information [Line Items]
Concentration risk, percentage			57.00%	57.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage			61.40%	61.40%